Equity Financing Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Proceeds Received from Financial Transactions

During the years ended December 31, 2015, 2014, and 2013, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG, completed the following public offerings and private placements of equity securities:

	Total Proceeds Received $	Less: Teekay Corporation Portion $(1)	Offering Expenses $	Net Proceeds Received $
2015
Teekay Offshore Preferred B Units Offering	125,000	—	(4,210)	120,790
Teekay Offshore Preferred C Units Offering	250,000	—	(250)	249,750
Teekay Offshore Continuing Offering Program	3,551	(71)	(66)	3,414
Teekay LNG Continuous Offering Program	36,274	(725)	(900)	34,649
Teekay Tankers Public Offering	13,716	—	(31)	13,685
Teekay Tankers Continuous Offering Program	94,595	—	(2,155)	92,440
Teekay Tankers Private Placement	109,907	—	—	109,907

2014
Teekay Offshore Continuous Offering Program	7,784	(156)	(153)	7,475
Teekay Offshore Direct Equity Placement	178,569	(3,571)	(75)	174,923
Teekay LNG Public Offering	140,784	(2,816)	(299)	137,669
Teekay LNG Continuous Offering Program	42,556	(851)	(901)	40,804
Teekay Tankers Public Offering	116,000	(20,000)	(4,810)	91,190

2013
Teekay Offshore Direct Equity Placements	115,688	(2,314)	(188)	113,186
Teekay Offshore Preferred Units Offering	150,000	—	(5,200)	144,800
Teekay Offshore Continuous Offering Program	2,819	(59)	(449)	2,311
Teekay LNG Continuous Offering Program	5,383	(107)	(457)	4,819
Teekay LNG Direct Equity Placement	40,816	(816)	(40)	39,960
Teekay LNG Public Offering	150,040	(3,001)	(5,222)	141,817